Notes payable - Components (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes payable consisted of the following:
Notes payable		$ 232,000	$ 27,000
Less: current portion	1,582,016	232,000	27,000
Long-term notes payable
Notes payable to companies, unsecured, interest at 10%, due on demand
Notes payable consisted of the following:
Notes payable		232,000	12,000
Notes payable to an individual, unsecured, interest at 12%, due on demand
Notes payable consisted of the following:
Notes payable			$ 15,000